CONSOLIDATED BALANCE SHEETS (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value		₪ 0.01
Ordinary shares, shares authorized	60,000,000	40,000,000
Ordinary shares, shares issued	28,579,044	28,176,862
Ordinary shares, shares outstanding	28,579,044	28,176,862